Average Annual Total Returns - Victory Special Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y Life of Class		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	6.73%	9.19%	7.46%	5.87%	7.98%	6.86%	4.59%	6.89%	5.87%	11.21%	9.49%	7.12%	13.44%	10.62%	8.31%	12.90%	10.16%	7.77%	13.51%	10.73%		9.89%	[1]	18.40%	15.22%	13.88%

[1]	Inception date of Class Y shares is January 28, 2013.